MINING INTERESTS AND PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of changes in mining interests, plant and equipment
The significant classes of depreciable plant and equipment and their estimated useful lives are as follows:

Category	Rates
Mill and related infrastructure	Life of mine
Vehicles and mobile equipment	3-5 years
Office equipment	5 years
Computer equipment	3 years

Year ended December 31, 2017	Depletable	Non depletable	Total Mining Interest	Plant and equipment	Total
Cost
At January 1, 2017	$692,430	$135,834	$828,264	$298,925	$1,127,189
Additions, including transfer from construction in progress	95,643	212	95,855	69,755	165,610
Construction in progress, net of transfers to plant and equipment	—	—	—	1,405	1,405
Fair value of shares issued for IBA, amortized over life of mine (note 24(a))	10,686	—	10,686	—	10,686
Change in environmental closure assets (estimate and discount rate)	8,109	30	8,139	—	8,139
Disposals	(208)	(30,199)	(30,407)	(18,196)	(48,603)
Foreign currency translation	57,725	10,408	68,133	23,682	91,815
Cost at December 31, 2017	$864,385	$116,285	$980,670	$375,571	$1,356,241
Accumulated depreciation and depletion
At January 1, 2017	$95,410	$—	$95,410	$55,735	$151,145
Depreciation	140	—	140	42,201	42,341
Depletion	108,403	—	108,403	—	108,403
Disposals	(338)	—	(338)	(9,861)	(10,199)
Foreign currency translation	9,825	—	9,825	5,417	15,242
Accumulated depreciation and depletion at December 31, 2017	$213,440	$—	$213,440	$93,492	$306,932
Carrying value at December 31, 2017	$650,945	$116,285	$767,230	$282,079	$1,049,309

Year ended December 31, 2016	Depletable	Non depletable	Total Mining Interest	Plant and equipment	Total
Cost
At January 1, 2016	$198,162	$41,530	$239,692	$121,325	$361,017
Additions, including transfer from construction in progress	58,007	216	58,223	27,587	85,810
Construction in progress, net of transfers to plant and equipment	—	—	—	3,748	3,748
Buyback of royalty	30,669	—	30,669	—	30,669
Acquisition of St Andrew Goldfields note 7(b)	44,007	—	44,007	50,245	94,252
Acquisition of Newmarket Gold note 7(a)	352,359	95,076	447,435	102,140	549,575
Change in environmental closure assets (estimate and discount rate)	10,366	44	10,410	—	10,410
Disposals	(130)	—	(130)	(9,523)	(9,653)
Foreign currency translation	(1,010)	(1,032)	(2,042)	3,403	1,361
Cost at December 31, 2016	$692,430	$135,834	$828,264	$298,925	$1,127,189
Accumulated depreciation and depletion
At January 1, 2016	$58,054	$—	$58,054	$41,866	$99,920
Depreciation	—	—	—	20,287	20,287
Depletion	36,079	—	36,079	—	36,079
Disposals	(130)	—	(130)	(7,597)	(7,727)
Foreign currency translation	1,406	—	1,406	1,179	2,585
Accumulated depreciation and depletion at December 31, 2016	$95,410	$—	$95,410	$55,735	$151,145
Carrying value at December 31, 2016	$597,020	$135,834	$732,854	$243,190	$976,044